UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

Item 1.	Schedule of Investments.

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Schedule of Investments

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 5.9%
Real Estate Investment Trusts – 4.8%
12	Acadia Realty Trust	$ 314
15	Alexandria Real Estate Equities, Inc.	1,087
21	American Campus Communities, Inc.	978
34	Apartment Investment & Management Co. Class A	927
1,000	Ascendas Real Estate Investment Trust	2,045
23	AvalonBay Communities, Inc.	2,985
3	Befimmo SCA Sicafi	210
164	Beni Stabili SpA	113
35	BioMed Realty Trust, Inc.	712
35	Boston Properties, Inc.	3,685
30	Brandywine Realty Trust	382
20	BRE Properties, Inc.	1,018
220	British Land Co. PLC	1,960
64	BWP Trust	156
20	Camden Property Trust	1,388
1,000	CapitaCommercial Trust	1,345
503	Capital Property Fund	592
147	Capital Shopping Centres Group PLC	830
1,000	CapitaMall Trust	1,712
37	CBL & Associates Properties, Inc.	795
567	CFS Retail Property Trust Group	1,183
1,000	Champion	516
60	Charter Hall Retail	239
4	Cofinimmo	483
20	Colonial Properties Trust	438
19	CommonWealth	312
465	Commonwealth Property Office Fund	539
23	Corio NV	1,116
20	Corporate Office Properties Trust	529
25	CubeSmart	381
31	DCT Industrial Trust, Inc.	219
54	DDR Corp.	896
20	Derwent London PLC	684
1,047	Dexus Property Group	1,141
40	DiamondRock Hospitality Co.	365
28	Digital Realty Trust, Inc.	1,901
30	Douglas Emmett, Inc.	700
59	Duke Realty Corp.	909
15	DuPont Fabros Technology, Inc.	355
8	EastGroup Properties, Inc.	448
21	Education Realty Trust, Inc.	226
10	Equity Lifestyle Properties, Inc.	716
16	Equity One, Inc.	362
70	Equity Residential	3,877
9	Essex Property Trust, Inc.	1,384
9	Eurocommercial Properties NV	359
23	Extra Space Storage, Inc.	916

Shares	Description	Value
Common Stocks – (continued)
Real Estate Investment Trusts – (continued)
15	Federal Realty Investment Trust	$ 1,588
21	First Industrial Realty Trust, Inc.*	329
9	Fonciere Des Regions	760
321	Fountainhead Property Trust	305
15	Franklin Street Properties Corp.	195
6	Gecina SA	680
103	General Growth Properties, Inc.	2,011
31	Glimcher Realty Trust	345
332	Goodman Group	1,557
255	Goodman Property Trust	219
380	GPT Group	1,503
71	Great Portland Estates PLC	547
182	Hammerson PLC	1,401
99	HCP, Inc.	4,593
53	Health Care REIT, Inc.	3,330
20	Healthcare Realty Trust, Inc.	510
20	Hersha Hospitality Trust	106
20	Highwoods Properties, Inc.	720
13	Home Properties, Inc.	799
29	Hospitality Properties Trust	731
164	Host Hotels & Resorts, Inc.	2,754
146	Investa Office Fund	462
74	Is Gayrimenkul Yatirim Ortakligi AS	67
1	Japan Retail Fund Investment Corp.	1,895
19	Kilroy Realty Corp.	948
92	Kimco Realty Corp.	1,911
410	Kiwi Income Property Trust	394
24	Klepierre	946
193	Land Securities Group PLC	2,458
22	LaSalle Hotel Properties	601
29	Liberty Property Trust	1,136
9	LTC Properties, Inc.	335
21	Mack-Cali Realty Corp.	571
1,000	Mapletree Logistics Trust	945
10	Mercialys SA	222
10	Mid-America Apartment Communities, Inc.	654
16	Pebblebrook Hotel Trust	399
14	Pennsylvania Real Estate Investment Trust	258
38	Piedmont Office Realty Trust, Inc. Class A	735
13	Post Properties, Inc.	631
107	ProLogis, Inc.	4,269
5	PS Business Parks, Inc.	357
33	Public Storage, Inc.	5,080
24	Regency Centers Corp.	1,196
100	RioCan Real Estate Investment Trust	2,695
160	Segro PLC	630
39	Senior Housing Properties Trust	939
45	Shaftesbury PLC	394
70	Simon Property Group, Inc.	11,213
21	SL Green Realty Corp.	1,688
1	Societe Immobiliere de Location pour l’Industrie et le Commerce	109
9	Sovran Self Storage, Inc.	587
6	Sun Communities, Inc.	258

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Real Estate Investment Trusts – (continued)
31	Sunstone Hotel Investors, Inc.*	$ 359
1,000	Suntec Real Estate Investment Trust	1,370
23	Tanger Factory Outlet Centers, Inc.	815
15	Taubman Centers, Inc.	1,222
500	The Link REIT	2,599
31	The Macerich Co.	1,851
57	UDR, Inc.	1,362
22	Unibail-Rodamco	5,196
1	United Urban Investment Corp.	1,221
3	Vastned Retail NV	135
69	Ventas, Inc.	4,574
40	Vornado Realty Trust	3,378
16	Washington Real Estate Investment Trust	456
29	Weingarten Realty Investors	836
6	Wereldhave NV	414
493	Westfield Group	5,753
661	Westfield Retail Trust	2,214

		148,149

Real Estate Management & Development – 1.1%
37	Atrium European Real Estate Ltd.	229
1,400	Ayala Land, Inc.	998
100	BR Malls Participacoes SA	1,295
200	Brookfield Asset Management, Inc. Class A	7,381
100	Brookfield Office Properties, Inc.	1,647
16	CA Immobilien Anlagen AG*	238
148	Capital & Counties Properties PLC	568
1,000	Capitaland Ltd.	3,230
42	Castellum AB	619
200	Central Pattana PCL	572
34	Fabege AB	371
32	Forest City Enterprises, Inc. Class A*	541
1,000	Global Logistic Properties Ltd.	2,229
81	Globe Trade Centre SA*	226
1,000	Hang Lung Properties Ltd.	3,776
100	Hulic Co. Ltd.	634
250	Immofinanz Immobilien Anlagen AG*	1,095
28	IVG Immobilien AG*	90
500	Kerry Properties Ltd.	2,700
100	KLCC Property Holdings Bhd	202
25	Kungsleden AB	154
1	NTT Urban Development Corp.	1,000
9	PSP Swiss Property AG*	863
1,900	SM Prime Holdings, Inc.	819
13	Swiss Prime Site AG*	1,099

		32,576

TOTAL COMMON STOCKS		$ 180,725

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – 19.3%
United States Treasury Inflation Protected Securities
$16,200	2.000%	01/15/14	$ 16,790
10,880	1.250	04/15/14	11,273
14,658	2.000	07/15/14	15,556
14,471	1.625	01/15/15	15,488
14,875	0.500	04/15/15	15,651
13,022	1.875	07/15/15	14,318
12,761	2.000	01/15/16	14,261
26,079	0.125	04/15/16	27,692
14,822	2.500	07/15/16	17,166
12,560	2.375	01/15/17	14,669
20,275	0.125	04/15/17	21,834
9,999	2.625	07/15/17	12,039
10,991	1.625	01/15/18	12,811
10,678	1.375	07/15/18	12,505
9,652	2.125	01/15/19	11,757
10,784	1.875	07/15/19	13,158
12,777	1.375	01/15/20	15,149
22,172	1.250	07/15/20	26,288
24,210	1.125	01/15/21	28,367
23,497	0.625	07/15/21	26,644
26,451	0.125	01/15/22	28,612
18,023	0.125	07/15/22	19,484
21,988	2.375	01/15/25	29,409
15,081	2.000	01/15/26	19,571
12,560	2.375	01/15/27	17,069
10,991	1.750	01/15/28	14,027
15,660	3.625	04/15/28	24,527
9,652	2.500	01/15/29	13,549
16,808	3.875	04/15/29	27,423
3,892	3.375	04/15/32	6,296
10,653	2.125	02/15/40	15,251
15,772	2.125	02/15/41	22,741
10,190	0.750	02/15/42	10,854

TOTAL U.S. TREASURY OBLIGATIONS			$ 592,229

Shares	Description	Value
Exchange Traded Funds – 15.9%
42	iShares Dow Jones US Real Estate Index Fund	$ 2,825
10,632	PowerShares DB Commodity Index Tracking Fund*	302,693
66	SPDR Dow Jones International Real Estate ETF	2,744
4,091	Vanguard MSCI Emerging Markets ETF	182,295

TOTAL EXCHANGE TRADED FUNDS		$ 490,557

Investment Company(a) – 19.6%
Other Diversifier – 19.6%
65,365	Goldman Sachs Absolute Return Tracker Fund	$ 603,975

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 32.5%
Repurchase Agreement – 32.5%
Joint Repurchase Agreement Account II
$1,000,000	0.160%	02/01/13	$ 1,000,000

TOTAL INVESTMENTS – 93.2%			$ 2,867,486

OTHER ASSETS IN EXCESS OF LIABILITIES – 6.8%	208,717

NET ASSETS – 100.0%	$ 3,076,203

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an Affiliated Fund.

(b)	Joint repurchase agreement was entered into on January 31, 2013. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ETF	— Exchange Traded Fund
REIT	— Real Estate Investment Trust

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At January 31, 2013, the fund had the following swap contracts:

CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at January 31, 2013(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
Deutsche Bank Securities, Inc.	CDX Emerging Markets Index 18	$600	5.000%	12/20/17	2.332%	$75,010	$883
	CDX North America High Yield Index 19	550	5.000	12/20/17	4.460	(1,288)	16,996

TOTAL						$73,722	$17,879

(a)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TAX INFORMATION — At January 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,843,285

Gross unrealized gain	31,842
Gross unrealized loss	(7,641)

Net unrealized security gain	$24,201

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement.)

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s portfolio investment. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Treasury Inflation Protected Securities — Treasury inflation protected securities (“TIPS”) are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Equity Securities — Equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges including, but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the daily net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. Investments applying these valuation adjustments are classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Swap Contracts — Swaps are marked-to-market daily using pricing vendor quotations, counterparty prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the reference security or obligation or to take a short position with respect to the likelihood of default. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation may be less than the premium payments received. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Fund bought credit protection.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under valuation procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer, may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of January 31, 2013:

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$602,544	$68,738	$—
Fixed Income
U.S. Treasury Obligations	592,229	—	—
Investment Company	603,975	—	—
Short-term Investment	—	1,000,000	—
Total	$1,798,748	$1,068,738	$—

Derivative Type	Level 1	Level 2	Level 3
Assets(a)
Credit Default Swap Contracts	$—	$17,879	$—

(a)	Amount shown represents unrealized gain/loss at period end.

For Further information regarding security characteristics, see Schedule of Investments

JOINT REPURCHASE AGREEMENT ACCOUNT II — At January 31, 2013, the Fund had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of February 1, 2013, as follows:

Principal Amount	Maturity Value	Collateral Allocation Value
$1,000,000	$1,000,004	$1,023,692

REPURCHASE AGREEMENTS — At January 31, 2013, the Principal Amount of the Fund’s interest in the Joint Repurchase Agreement Account II were as follows:

Counterparty	Interest Rate	Principal Amounts
BNP Paribas Securities Co.	0.160%	$295,073
Credit Suisse Securities LLC	0.130	108,193
Deutsche Bank Securities, Inc.	0.170	227,894
JPMorgan Securities LLC	0.170	98,357
UBS Securities LLC	0.150	24,589
Wells Fargo Securities LLC	0.160	245,894
TOTAL		$1,000,000

At January 31, 2013, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	2.000 to 8.000%	12/01/13 to 01/01/43
Federal National Mortgage Association	2.500 to 4.500	06/01/22 to 01/01/43
Government National Mortgage Association	2.500 to 6.500	01/20/28 to 01/20/43
U.S. Treasury Notes	1.375 to 3.250	02/15/13 to 03/31/17

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Fund’s risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), the Fund will directly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional funds, including but not limited to: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) and active trading market for an ETF’s shares may not develop or be maintained.

Liquidity Risk — The Fund may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Non-Diversification Risk — The Fund is non-diversified and is permitted to invest more of its assets in fewer issuers than “diversified” mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer in its portfolio, and may be more susceptible to greater losses because of these developments.

Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund’s shares. Redemptions by these entities of their holdings in the Fund may impact the Fund’s liquidity and NAV. These redemptions may also force the Fund to sell securities.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date March 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date March 20, 2013

By (Signature and Title)*	/s/ George F. Travers
George F. Travers, Principal Financial Officer

Date March 20, 2013

*	Print the name and title of each signing officer under his or her signature.